SCHEDULE OF PURCHASE CONSIDERATION (Details) - Titan Trucking LLC [Member]	May 19, 2023 USD ($)
Business Acquisition [Line Items]
TraQiQ, Inc. market capitalization at closing	$ 27,162,222
Total purchase consideration	$ 27,162,222